DEPOSITS BY BANKS - Schedule of Deposits by Banks (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 6,628	£ 13,993
Deposits from banks, settlement activities	503	476
Drawdown from TFSME	3,900	11,000
Items in the course of transmission
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	572	523
Deposits held as collateral
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	442	682
Other deposits
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	5,613	12,787
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure Of Deposits From Banks [Line Items]
Deposits by banks	£ 1	£ 1